INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Operating loss carryforwards						$ 0		$ 0
Operating loss carry forward change in valuation allowance						41,866		109,903
Income tax expense or benefit	$ 28,791	$ 262,530	$ 60,982	$ 550,551		965,635		$ 635,512
Uncertain tax positions	0		$ 0			$ 0
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Income tax expense or benefit
Uncertain tax positions					$ 0		$ 0